UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SMALL CAP GROWTH

FUND

FORM N-Q

September 30, 2008

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited)

September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 2.7%
867,930	Burger King Holdings Inc.	$21,316,361

Media - 3.7%
443,210	Focus Media Holding Ltd., ADR *	12,635,917
1,905,240	Lions Gate Entertainment Corp. *	17,337,684

	Total Media	29,973,601

Specialty Retail - 2.5%
338,460	Ross Stores Inc.	12,458,712
227,200	Urban Outfitters Inc. *	7,240,864

	Total Specialty Retail	19,699,576

	TOTAL CONSUMER DISCRETIONARY	70,989,538

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.8%
492,299	Casey’s General Stores Inc.	14,852,661

Personal Products - 0.7%
329,130	Nu Skin Enterprises Inc., Class A Shares	5,338,488

	TOTAL CONSUMER STAPLES	20,191,149

ENERGY - 7.6%
Energy Equipment & Services - 4.0%
1,110,575	ION Geophysical Corp. *	15,759,059
253,260	Key Energy Services Inc. *	2,937,816
515,620	North American Energy Partners Inc. *	5,346,980
966,890	Parker Drilling Co. *	7,754,458

	Total Energy Equipment & Services	31,798,313

Oil, Gas & Consumable Fuels - 3.6%
262,195	GMX Resources Inc. *	12,532,921
197,920	Range Resources Corp.	8,484,830
368,230	SandRidge Energy Inc. *	7,217,308

	Total Oil, Gas & Consumable Fuels	28,235,059

	TOTAL ENERGY	60,033,372

FINANCIALS - 4.1%
Capital Markets - 1.8%
171,385	Affiliated Managers Group Inc. *	14,199,247

Diversified Financial Services - 0.4%
1,204,673	Primus Guaranty Ltd. *	3,156,244

Real Estate Investment Trusts (REITs) - 1.9%
73,912	Alexandria Real Estate Equities Inc.	8,315,100
487,760	CB Richard Ellis Group Inc., Class A Shares *	6,521,351
282,200	Gramercy Capital Corp.	730,898

	Total Real Estate Investment Trusts (REITs)	15,567,349

	TOTAL FINANCIALS	32,922,840

HEALTH CARE - 14.7%
Biotechnology - 5.8%
388,740	Acorda Therapeutics Inc. *	9,271,449
437,200	Alexion Pharmaceuticals Inc. *	17,181,960
1,222,900	ARIAD Pharmaceuticals Inc. *	3,020,563
466,300	BioMarin Pharmaceutical Inc. *	12,352,287
168,600	Infinity Pharmaceuticals Inc. *	1,306,650
621,950	Senomyx Inc. *	2,817,434

	Total Biotechnology	45,950,343

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)

September 30, 2008

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 2.0%
389,300	Conceptus Inc. *	$6,454,594
220,696	Integra LifeSciences Holdings Corp. *	9,717,245

	Total Health Care Equipment & Supplies	16,171,839

Health Care Providers & Services - 3.4%
216,170	AmerisourceBergen Corp.	8,138,800
234,140	Owens & Minor Inc.	11,355,790
144,502	Pediatrix Medical Group Inc. *	7,791,548

	Total Health Care Providers & Services	27,286,138

Health Care Technology - 0.6%
301,800	Vital Images Inc. *	4,527,000

Pharmaceuticals - 2.9%
232,190	Auxilium Pharmaceuticals Incorporated *	7,522,956
229,500	Endo Pharmaceuticals Holdings Inc. *	4,590,000
228,260	XenoPort Inc. *	11,068,327

	Total Pharmaceuticals	23,181,283

	TOTAL HEALTH CARE	117,116,603

INDUSTRIALS - 18.5%
Aerospace & Defense - 3.2%
710,713	Orbital Sciences Corp. *	17,035,791
1,183,400	Taser International Inc. *	8,461,310

	Total Aerospace & Defense	25,497,101

Building Products - 1.0%
244,405	NCI Building Systems Inc. *	7,759,859

Commercial Services & Supplies - 3.8%
524,280	Corrections Corporation of America *	13,028,358
242,700	Herman Miller Inc.	5,938,869
586,860	Taleo Corp., Class A Shares *	11,672,645

	Total Commercial Services & Supplies	30,639,872

Construction & Engineering - 3.5%
394,250	Dycom Industries Inc. *	5,133,135
386,900	Quanta Services Inc. *	10,450,169
387,360	Shaw Group Inc. *	11,903,573

	Total Construction & Engineering	27,486,877

Electrical Equipment - 1.9%
732,400	JA Solar Holdings Co. Ltd., ADR *	7,748,792
198,180	Suntech Power Holdings Co., Ltd., ADR *	7,108,716

	Total Electrical Equipment	14,857,508

Machinery - 3.5%
247,730	AGCO Corp. *	10,555,775
567,080	IDEX Corp.	17,590,822

	Total Machinery	28,146,597

Trading Companies & Distributors - 1.6%
268,580	MSC Industrial Direct Co. Inc., Class A Shares	12,373,481

	TOTAL INDUSTRIALS	146,761,295

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 2.5%
933,630	Comverse Technology Inc. *	8,934,839
458,630	F5 Networks Inc. *	10,722,769

	Total Communications Equipment	19,657,608

Electronic Equipment, Instruments & Components - 1.5%
120,330	Mettler-Toledo International Inc. *	11,792,340

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)

September 30, 2008

SHARES	SECURITY	VALUE
Internet Software & Services - 6.4%
62,210	Baidu.com Inc., ADR *	$15,442,388
444,330	Digital River Inc. *	14,396,292
421,730	Mercadolibre Inc. *	8,582,206
350,000	SINA Corp. *	12,320,000

	Total Internet Software & Services	50,740,886

IT Services - 1.1%
1,168,230	Online Resources Corp. *	9,077,147

Semiconductors & Semiconductor Equipment - 2.4%
890,680	Cirrus Logic Inc. *	4,854,206
2,696,762	LSI Corp. *	14,454,644

	Total Semiconductors & Semiconductor Equipment	19,308,850

Software - 11.7%
556,790	Aspen Technology Inc. *	7,071,233
521,130	Blackboard Inc. *	20,996,328
679,850	Citrix Systems Inc. *	17,173,011
2,476,670	Lawson Software Inc. *	17,336,690
297,690	MICROS Systems Inc. *	7,936,415
114,060	Software AG	6,493,982
801,310	Sourcefire Inc. *	5,841,550
341,200	Ulticom Inc. *	2,217,800
445,885	Verint Systems Inc. *	7,423,985

	Total Software	92,490,994

	TOTAL INFORMATION TECHNOLOGY	203,067,825

MATERIALS - 1.6%
Chemicals - 0.4%
132,200	Rockwood Holdings Inc. *	3,392,252

Metals & Mining - 1.2%
181,610	Compass Minerals International Inc.	9,514,548

	TOTAL MATERIALS	12,906,800

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.8%
547,200	Frontier Communications Corp.	6,292,800

Wireless Telecommunication Services - 3.2%
364,710	American Tower Corp., Class A Shares *	13,118,619
463,830	SBA Communications Corp., Class A *	11,999,282

	Total Wireless Telecommunication Services	25,117,901

	TOTAL TELECOMMUNICATION SERVICES	31,410,701

UTILITIES - 3.0%
Electric Utilities - 3.0%
455,440	ITC Holdings Corp.	23,578,129

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $732,245,251)	718,978,252

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Growth Fund

Schedule of Investments (unaudited) (continued)

September 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 9.7%
Repurchase Agreements - 9.7%
$5,663,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 9/30/08 with Deutsche Bank Securities Inc., 2.000% due 10/1/08; Proceeds at maturity - $5,663,315; (Fully collateralized by various U.S. government agency obligations, 3.956% to 11.125% due 8/15/31 to 7/1/37 Market value - $5,776,260)	$5,663,000
70,920,000	Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity - $70,923,940; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value - $72,338,748)	70,920,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,583,000)	76,583,000

	TOTAL INVESTMENTS - 100.2% (Cost - $808,828,251#)	795,561,252
	Liabilities in Excess of Other Assets - (0.2)%	(1,352,688)

	TOTAL NET ASSETS - 100.0%	$794,208,564

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Fund (the “Fund”) is a separate, diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$795,561,252	$718,978,252	$76,583,000	—

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$108,802,285
Gross unrealized depreciation	(122,069,284)

Net unrealized depreciation	$(13,266,999)

4. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: November 25, 2008